Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Operating Segment

The information by operating segment are as follows:

	2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	12,590,503	8,774,541	24,285,826	8,115,549	17,863,075	6,648,051	526,323	78,803,868	(1,621,321)	77,182,547
Adjusted EBITDA(1)	964,993	1,538,634	247,278	1,071,208	2,703,375	664,256	3,452	7,193,196	(1,325)	7,191,871

	2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	11,141,171	8,272,546	23,303,052	7,713,828	17,347,956	6,209,012	893,459	74,881,024	(1,962,901)	72,918,123
Adjusted EBITDA(1)	469,250	364,494	114,236	526,949	1,536,039	454,707	(5,207)	3,460,468	(2,583)	3,457,885

	2022
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	11,414,350	8,324,233	22,069,092	8,153,051	17,455,092	6,323,297	842,036	74,581,151	(1,967,241)	72,613,910
Adjusted EBITDA(1)	468,933	896,744	2,081,676	756,284	2,084,557	443,880	(7,887)	6,724,187	(2,182)	6,722,005

(*)	Includes intercompany and intersegment transactions.
(1)	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:

Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:
	2024	2023	2022
Profit (loss) before taxes	2,711,003	(259,728)	3,553,493
Share of profit of equity-accounted investees, net of tax	(2,945)	(9,537)	(11,800)
Net finance expense	1,669,763	1,353,405	1,241,698
Depreciation and amortization	2,189,547	2,149,066	1,907,923
Antitrust agreements (1)	253,731	102,500	101,447
Donations and social programs (2)	22,467	18,166	23,942
J&F Leniency expenses refund (3)	—	—	(93,786)
Impairment of assets (4)	—	26,268	17,396
Restructuring (9)	95,556	52,235	—
Fiscal payments and installments (6)	81,766	—	—
Rio Grande do Sul floods (5)	19,313	—	—
Extemporaneous litigation (7)	61,016	—	—
Reversal of tax credits (8)	58,654	—	—
Other operating income (expense), net (10)	32,000	25,510	(18,308)
Elimination	1,325	2,583	2,182
Total Adjusted EBITDA for operating segments	7,193,196	3,460,468	6,724,187

(1)	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
(2)	Refers to the donations, for Instituto J&F and Fundo Amazônia.
(3)	Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax
(4)	Refers to the impairment of assets related to Planterra’s plant on December 31, 2023.
(5)	This refers to the loss incurred as a result of the floods that occurred in Rio Grande do Sul.
(6)	This refers to the special payment program for installment plans of tax processes with penalty exemption and interest reduction.
(7)	This refers to extemporaneous litigation arising from debts of companies acquired by the Group and recognizes these settlement expenses within general and administrative.
(8)	This refers to the reversal of ICMS credits on sales operations disallowed in the state of Santa Catarina.
(9)	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
(10)	Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.

Schedule of Net Revenue and Total Assets Based on Geography

Below is net revenue and total assets based on geography, presented for supplemental information.

	2024
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	45,104,352	21,658,326	6,105,791	5,999,271	375,961	79,243,701	(2,061,154)	77,182,547
Total assets	18,488,384	13,926,766	4,827,633	5,002,706	309,238	42,554,727	(1,869,354)	40,685,373

	2023
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	43,121,198	18,160,466	5,771,385	5,979,750	264,904	73,297,703	(379,579)	72,918,124
Total assets	19,639,926	17,674,813	3,764,222	5,297,784	2,088,346	48,465,091	(5,887,257)	42,577,834

	2022
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	42,934,979	19,022,041	6,373,122	5,588,847	189,715	74,108,704	(1,494,794)	72,613,910
Total assets	28,967,943	16,883,845	3,611,682	5,036,017	2,158,279	56,657,766	(16,772,255)	39,885,511

(1)	Includes intercompany and intersegment transactions.
(2)	Including the holdings located in Europe that are part of the North American operation.